COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			9 Months Ended			12 Months Ended
	Apr. 01, 2024	Mar. 05, 2024	Feb. 01, 2025	Oct. 31, 2024	Oct. 31, 2023	Jan. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Purchase Commitment, Period				3 years
Payment for Acquisition, Lease, Held-for-Investment		$ 100,000
Lessee, Operating Lease, Term of Contract				13 months
Payments for Rent				$ 143,085	$ 21,000
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional lease amount						$ 158,943
Lease Agreement [Member] | During March 2024 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments						100,000
Lease Agreement [Member] | Beginning May 1, 2024 And Ending On February1, 2025 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Scheduled payments						$ 6,000
LongTerm Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long-Term Purchase Commitment, Period	3 years
Lessee, Operating Lease, Renewal Term	3 years
Lessee, Operating Lease, Liability, to be Paid, Year One				3,600
Lessee, Operating Lease, Liability, to be Paid, Year Two				3,700
Lessee, Operating Lease, Liability, to be Paid, Year Three				3,800
Lessee, Operating Lease, Liability, to be Paid, Year Four				$ 3,900
LongTerm Lease Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payment for Acquisition, Lease, Held-for-Investment			$ 6,000